ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6%
	AEROSPACE & DEFENSE - 4.6%
1,000	Elbit Systems Ltd.	$ 449,500

	BANKING - 3.1%
21,300	NatWest Group plc - ADR	301,395

	BEVERAGES - 1.9%
4,000	Celsius Holdings, Inc.(a)	185,560

	ELECTRICAL EQUIPMENT - 15.2%
4,600	Amphenol Corporation, Class A	454,250
600	GE Vernova, LLC	317,490
13,800	Mirion Technologies, Inc.(a)	297,114
3,200	Vertiv Holdings Company, Class A	410,912
		1,479,766
	ENGINEERING & CONSTRUCTION - 13.4%
3,600	Construction Partners, Inc., Class A(a)	382,608
2,300	MasTec, Inc.(a)	391,989
1,400	Quanta Services, Inc.	529,312
		1,303,909
	GAS & WATER UTILITIES - 2.0%
2,300	National Fuel Gas Company	194,833

	HEALTH CARE FACILITIES & SERVICES - 1.9%
1,200	Ensign Group, Inc. (The)	185,112

	LEISURE FACILITIES & SERVICES - 6.7%
1,500	TKO Group Holdings, Inc.	272,925
7,200	Viking Holdings Ltd.(a)	383,688
		656,613
	LEISURE PRODUCTS - 9.7%
7,300	Amer Sports, Inc.(a)	282,948
800	Axon Enterprise, Inc.(a)	662,352
		945,300

ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	SEMICONDUCTORS - 5.1%
1,800	Broadcom, Inc.	$ 496,170

	SOFTWARE - 16.1%
1,000	CyberArk Software Ltd.(a)	406,880
6,100	Hinge Health, Inc., Class A(a)	315,675
4,900	Palantir Technologies, Inc., Class A(a)	667,968
2,000	Q2 Holdings, Inc.(a)	187,180
		1,577,703
	SPECIALTY FINANCE - 2.5%
900	Dave, Inc.(a)	241,569

	STEEL - 2.6%
900	Carpenter Technology Corporation	248,742

	TECHNOLOGY HARDWARE - 6.7%
1,600	Celestica, Inc.(a)	249,776
4,400	Credo Technology Group Holding Ltd.(a)	407,396
		657,172
	TECHNOLOGY SERVICES - 6.1%
8,900	Kyndryl Holdings, Inc.(a)	373,444
10,300	Pagaya Technologies Ltd., Class A(a)	219,596
		593,040

	TOTAL COMMON STOCKS (Cost $8,721,983)	9,516,384

	SHORT-TERM INVESTMENT — 3.0%
	MONEY MARKET FUND - 3.0%
288,479	Fidelity Investments Money Market Government Portfolio, Class I, 4.18%(b) (Cost $288,479)	288,479

	TOTAL INVESTMENTS - 100.6% (Cost $9,010,462)	$ 9,804,863
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(54,053)
	NET ASSETS - 100.0%	$ 9,750,810

ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.